Nature of business and organization - Organization and business overview (Details) - USD ($)	Dec. 07, 2023	Jun. 30, 2025
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)		55.00%
Sonic Auspice DC LLC
Nature of business and organization
Ownership interest to be acquired (as a percent)	55.00%
Sonic Auspice DC LLC | Sonic Auspice DC LLC
Nature of business and organization
Total consideration	$ 750